IMPAIRMENT TESTING - Summary of impairment testing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses and (reversals)	$ 2,647	$ 4,645	$ 11,096
Discount rate	10.80%	6.70%	7.00%	7.50%
Excess values (value in use over carrying amount)	$ 3,200
Tanker fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses and (reversals)		$ 5,500
Recoverable amount	2,302,000	1,774,000
Excess values (value in use over carrying amount)	269,000	$ 8,000
Main Fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate		6.70%	7.00%
Recoverable amount	$ 2,647,000	$ 2,276,000	$ 1,747,000
Excess values (value in use over carrying amount)		$ 269,000	8,000
Handysize
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses and (reversals)			$ 5,500
Discount rate		6.70%	7.00%
Recoverable amount		$ 26,000	$ 27,000